Concentration of Risk	12 Months Ended
Dec. 31, 2024
Concentration of Risk [Abstract]
CONCENTRATION OF RISK
21	CONCENTRATION OF RISK

Customer Concentration

For the year ended December 31, 2024, the Company generated total revenue of RM 90,344,588, of which two customers accounted for more than 10% of the Company’s total revenue.

For the year ended December 31, 2023, the Company generated total revenue of RM 148,053,973, of which three customers accounted for more than 10% of the Company’s total revenue.

For the year ended December 31, 2022, the Company generated total revenue of RM 63,509,466, of which two customers accounted for more than 10% of the Company’s total revenue.

	For the years ended December 31,
	2022		2023		2024				2022		2023		2024
	Revenues								Percentage of revenues
	RM		RM		RM		USD		%		%		%
Customer A	N/A	*	N/A	*	21,007,350		4,693,856		N/A	*	N/A	*	23.25
Customer B	6,852,979		23,099,977		10,435,837		2,331,770		10.79		15.60		11.55
Customer C	25,191,877		44,226,069		N/A	*	N/A	*	39.67		29.87		N/A	*
Customer D	N/A	*	15,687,320		N/A	*	N/A	*	N/A	*	10.60		N/A	*
Others	31,464,610		65,040,607		58,901,401		13,160,853		49.54		43.93		65.20
Total	63,509,466		148,053,973		90,344,588		20,186,479		100.00		100.00		100.00

The following table sets forth a summary of customers who represent 10% or more of the Group’s total accounts receivable:

	For the years ended December 31,
	2023		2024				2023		2024
	Receivables						Percentage of receivables
	RM		RM		USD		%		%
Customer A	N/A	^	7,736,776		1,728,696		N/A	^	36.37
Customer B	2,590,320		5,366,239		1,199,026		16.29		25.23
Customer C	4,209,590		N/A	^	N/A	^	26.47		N/A	^
Customer D	2,347,367		N/A	^	N/A	^	14.76		N/A	^
Customer E	3,322,607		N/A	^	N/A	^	20.89		N/A	^
Others	3,431,996		8,170,079		1,825,511		21.59		38.40
Total	15,901,880		21,273,094		4,753,233		100.00		100.00

*	Revenue from relevant customer was less than 10% of the Group’s total revenue for the respective year.

^	Receivables was less than 10% of the Groups total accounts receivables for the respective year.

Vendor Concentration

For the year ended December 31, 2024, the Company incurred cost of sale of RM 84,102,118, of which one vendor accounted for more than 10% of the Company’s total cost of sale.

For the year ended December 31, 2023, the Company incurred cost of sale of RM 130,201,026, of which two vendors accounted for more than 10% of the Company’s total cost of sale.

For the year ended December 31, 2022, the Company incurred cost of sale of RM 54,825,100, of which three vendors accounted for more than 10% of the Company’s total cost of sale.

	For the years ended December 31
	2022	2023		2024				2022	2023		2024
	Cost of sale							Percentage of cost of sale
	RM	RM		RM		USD		%	%		%
Vendor A	16,097,566	20,826,560		12,445,870		2,780,889		29.36	16.00		14.80
Vendor B	9,600,766	17,867,185		N/A	*	N/A	*	17.51	13.72		N/A	*
Vendor C	5,519,852	N/A	*	N/A	*	N/A	*	10.07	N/A	*	N/A	*
Others	23,606,916	91,507,281		71,656,248		16,010,780		43.06	70.28		85.20
Total	54,825,100	130,201,026		84,102,118		18,791,669		100.00	100.00		100.00

The following table sets forth a summary of vendors who represent 10% or more of the Group’s total accounts payable:

	For the years ended December 31
	2023	2024				2023	2024
	Payables					Percentage of payables
	RM	RM		USD		%	%
Vendor A	7,580,160	7,011,530		1,566,648		19.73	25.59
Vendor B	10,198,777	N/A	^	N/A	^	26.55	N/A	^
Vendor D	6,582,074	N/A	^	N/A	^	17.13	N/A	^
Vendor E	4,464,585	N/A	^	N/A	^	11.62	N/A	^
Others	9,593,277	20,385,284		4,554,861		24.97	74.41
Total	38,418,873	27,396,814		6,121,509		100.00	100.00

*	Purchases from relevant vendor was less than 10% of the Group’s total cost of sale for the respective year.

^	Payables was less than 10% of the Groups total accounts payables for the respective year.